Form N-1A Cover	Dec. 29, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	JAMES ALPHA FUNDS TRUST
Entity Central Index Key	0001829774
Document Creation Date	Dec. 29, 2025
Document Effective Date	Dec. 29, 2025
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025